DERIVATIVE LIABILITIES (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability | $	$ 1,216,078	$ 210,493
Warrants in conjunction with note payable | shares	60,000,000
Discount to notes payable | $	$ 113,921
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	5.26	4.24
Warrant measurement input	4.72
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	4.3	4.18
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	5.26	4.25
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	48	101
Warrant measurement input	72
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0.0019
Measurement Input, Exercise Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0.0019	0.0019
Measurement Input, Exercise Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0.15	0.008
Measurement Input Price Volatility One [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	48	121
Measurement Input Price Volatility One [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	99	146